Stock-Based Compensation - Additional Information (Details) - USD ($)		2 Months Ended	12 Months Ended		36 Months Ended	37 Months Ended
	Nov. 07, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 07, 2023	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares reserved for issuance		4,948,156	4,948,156	16,476,313		4,948,156
Unrecognized stock-based compensation expense		$ 9,800,000	$ 9,800,000			$ 9,800,000
Unrecognized compensation expense, weighted-average period of recognition			2 years 11 months 19 days
Employee Stock Option Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repurchase of Common stock					$ 0
Total grant date fair values of options vested			$ 2,400,000	$ 1,600,000
Expected dividend yields percentage			0.00%	0.00%
Employee Stock Option Member | Non-employee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total grant date fair values of options vested				$ 100,000
Granted, shares				342,404
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares reserved for issuance	582,699				582,699
Number of shares available for future grants		0	0			0
2021 Plan | Employee Stock Option Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period						4 years
Vesting period, percentage						25.00%
2021 Plan | Employee Stock Option Member | Non-employee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation payment description					vest over a four-year period with 25% of the options granted vesting after one year and the remainder vesting in equal monthly installments over the following 36 months
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares reserved for issuance	1,803,980	2,293,816	2,293,816		1,803,980	2,293,816
Number of shares authorized	4,737,000				4,737,000
Percentage of automatically increase in available shares of common stock on beginning of each calendar year	5.00%
2023 Plan | Employee Stock Option Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		4 years
Vesting period, percentage		25.00%
Share based compensation payment description		vest over a four-year period with 25% of the options granted vesting after one year and the remainder vesting in equal monthly installments over the following 36 months
2023 ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares reserved for issuance	238,600	238,600	238,600		238,600	238,600
Number of shares available for future grants		0	0			0
Number of shares automatically increase in available shares of common stock under plan	477,200
2023 ESPP | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of automatically increase in available shares of common stock on beginning of each calendar year	1.00%